Organization and Summary of Significant Accounting Policies (Details 20)	12 Months Ended
Jun. 28, 2015 $ / shares
Assumptions:
Risk free interest rates	1.90%
Expected volatility	57.83%
Expected dividend yield	0.62%
Expected term (in years)	6 years
Options Issued Above Grant Date Market Value
Weighted average grant date fair value:
Weighted average grant date fair value	$ 34.93